Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Intangible assets estimated useful lives	20 years
Other software [Member]
Property, Plant and Equipment [Line Items]
Intangible assets estimated useful lives	5 years